Right to Use Assets and Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Total	$ 426,104	$ 479,959
Less: short term portion	(117,666)	(110,678)	$ (531,462)
Long term position	308,438	369,281
Right to Use Liability Net - Related Party [Member]
Total	52,432	55,372
Right to Use Liability Net [Member]
Total	51,474	70,901
Right to Use Liability Net One [Member]
Total	$ 322,198	$ 353,686